Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 433,095		$ 418,508
Preference shares, no par value (in Euros)		€ 1
Common stock no par value (in Euros)		€ 1
Common stock authorized	392,462,972	392,462,972
Common stock issued	311,438,192	311,438,192
Common stock outstanding	303,889,241	303,889,241